Condensed Consolidated and Combined Balance Sheets (Unaudited) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 20,071,387	$ 24,860,621
Accounts receivables, net (including receivable from related parties of $928,951 and $353,886 as of December 31, 2024 and June 30, 2025, respectively)		71,669,261	66,928,602
Inventories, net		10,613,295	8,032,089
Amounts due from related parties		4,967,733	2,807,854
Deposit, prepayments and other receivables		7,189,424	5,145,372
Total current assets		114,511,100	107,774,538
Non-current assets:
Property, plant and equipment, net		4,499,588	3,734,157
Right-of-use assets, net		7,256,728	6,632,749
Deferred tax asset, net		786,384	636,581
Total non-current assets		12,542,700	11,003,487
TOTAL ASSETS		127,053,800	118,778,025
Current liabilities:
Customer deposits		1,236,916	853,626
Accrued liabilities and other payables		6,541,572	4,428,806
Short-term borrowings		23,382,206	15,255,874
Lease liabilities		2,320,101	2,100,281
Warranty liabilities		3,129,470	2,095,842
Derivatives and hedging instruments		753,243
Income tax payable		3,546,279	2,467,506
Total current liabilities		99,324,434	102,920,770
Long-term liabilities:
Provision for reinstatement cost		339,756	262,479
Lease liabilities		5,285,905	4,883,321
Total long-term liabilities		5,625,661	5,145,800
TOTAL LIABILITIES		104,950,095	108,066,570
Commitments and contingencies
Shareholders’ equity:
Ordinary share, $0.0001 par value, 100,000,000 shares authorized,89,687,500 and 89,687,500 shares issued and outstanding as of June 30, 2025 and December 31, 2024	[1]	8,969	8,969
Additional paid-in capital		37,179,424	37,179,424
Accumulated other comprehensive loss		(11,318,721)	(12,686,896)
Accumulated losses		(3,765,967)	(13,790,042)
Total shareholders’ equity		22,103,705	10,711,455
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY		127,053,800	118,778,025
Related Party [Member]
Current assets:
Amounts due from related parties		4,967,733	2,807,854
Current liabilities:
Accounts payable		55,254,469	72,724,799
Amounts due to related parties		292,753	292,753
Nonrelated Party [Member]
Current liabilities:
Accounts payable		$ 2,867,425	$ 2,701,283

[1]	The share amounts are presented on a retroactive basis, giving the effect from the completion of common control acquisition (see Note 1).